General (Tables)	6 Months Ended
May. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prior Period Adjustments
The effects of this revision on our Consolidated Statements of Income were as follows (in millions, except per share data):

	Three Months Ended May 31, 2014			Six Months Ended May 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Other ship operating	$635	$7	$642	$1,226	$12	$1,238
Depreciation and amortization	$409	$1	$410	$814	$1	$815
Operating income	$155	$(8)	$147	$227	$(13)	$214
Income before income taxes	$107	$(8)	$99	$93	$(13)	$80
Net income	$106	$(8)	$98	$91	$(13)	$78
Earnings per share
Basic	$0.14	$(0.01)	$0.13	$0.12	$(0.02)	$0.10
Diluted	$0.14	$(0.01)	$0.13	$0.12	$(0.02)	$0.10

The effects of this revision on our Consolidated Statements of Comprehensive Income were as follows (in millions):

	Three Months Ended May 31, 2014			Six Months Ended May 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Net income	$106	$(8)	$98	$91	$(13)	$78
Total comprehensive income	$76	$(8)	$68	$173	$(13)	$160

The effects of this revision on our Consolidated Balance Sheet were as follows (in millions):

	November 30, 2014
	As Previously Reported	Adjustment		As Revised
Inventories	$364	$(15)		$349
Total current assets	$1,503	$(15)		$1,488
Property and equipment, net	$32,773	$46		$32,819
Other assets	$859	$(115)		$744
Total assets	$39,532	$(84)		$39,448
Retained earnings	$19,242	$(84)	(a)	$19,158
Total shareholders' equity	$24,288	$(84)		$24,204
Total liabilities and shareholders' equity	$39,532	$(84)		$39,448

(a) As of November 30, 2014, the cumulative impact of this revision was an $84 million reduction in retained earnings. The diluted earnings per share decreases were $0.03 for each of 2014 and 2013, $0.02 for 2012, $0.03 for pre-2010 and $0.11 in the aggregate. There was no annual diluted earnings per share impact for 2011 and 2010.

This non-cash revision did not impact our operating cash flows for any period. The effects of this revision on the individual line items within operating cash flows on our Consolidated Statement of Cash Flows were as follows (in millions):

	Six Months Ended May 31, 2014
	As Previously Reported	Adjustment	As Revised
Net income	$91	$(13)	$78
Depreciation and amortization	$814	$1	$815
Inventories	$(8)	$(1)	$(9)
Insurance recoverables, prepaid expenses and other	$201	$15	$216
Claims reserves and accrued and other liabilities	$(219)	$(2)	$(221)